SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION
Summary of the share options activities

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	shares	price	years	value
		US$		US$
Outstanding at January 1, 2025	3,753,328	2.45	3.65	792,578
Exercised	(115,220)	0.20	—	—
Expired	(140)	0.20	—	—
Outstanding at December 31, 2025	3,637,968	2.52	2.72	1,347,928
Exercisable as of December 31, 2025	3,637,968	2.52	2.72	1,347,928

Summary of the restricted share units activities

		Weighted
		average grant
	Number of	date fair
	shares	value
		US$
Unvested as of January 1, 2025	2,753,342	2.05

Granted	6,339,600	0.89
Vested	(1,023,514)	3.11
Forfeited	(398,900)	1.15

Unvested as of December 31, 2025	7,670,528	1.00

Schedule of share-based compensation expenses recognized

	For the Year Ended
	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cost of revenues	1,237,902	751,445	858,055
Selling and marketing expenses	9,991,688	7,110,420	5,396,473
Research and development expenses	21,653,946	7,325,327	9,890,499
General and administrative expenses	14,775,768	9,045,786	11,586,370
Total share-based compensation expense	47,659,304	24,232,978	27,731,397

Employee Stock Option
SHARE-BASED COMPENSATION
Schedule of share-based compensation expenses recognized

For the Year Ended
December 31,
2023
RMB
Selling and marketing expenses	905,764
Research and development expenses	2,191,242
General and administrative expenses	3,047,542
Total share options compensation expenses	6,144,548

Unvested restricted share units
SHARE-BASED COMPENSATION
Schedule of share-based compensation expenses recognized

	For the Year Ended
	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cost of revenues	1,237,902	751,445	858,055
Selling and marketing expenses	9,085,924	7,110,420	5,396,473
Research and development expenses	19,462,704	7,325,327	9,890,499
General and administrative expenses	11,728,226	9,045,786	11,586,370
Total restricted share units compensation expenses	41,514,756	24,232,978	27,731,397